Financial Instruments (Details) - Level 2 of fair value hierarchy [member]	12 Months Ended
Dec. 31, 2020
Financial Instruments (Details) [Line Items]
Expected dividend yield	0.00%
Bottom of range [member]
Financial Instruments (Details) [Line Items]
Expected term of warrant	3 years 36 days
Expected volatility	118.77%
Risk-free rate	0.17%
Top of range [member]
Financial Instruments (Details) [Line Items]
Expected term of warrant	3 years 248 days
Expected volatility	128.10%
Risk-free rate	0.24%